Business Segment Information - Narrative (Details) atm in Thousands	12 Months Ended
Dec. 31, 2015 business_segment atm state banking_center
Segment Reporting [Abstract]
Number of operating segments | business_segment	5
Number of states in which entity operates | state	33
Number of banking centers | banking_center	4,700
Number of ATMs | atm	16